Restructuring and Asset Impairment Charges, Net (Details 2) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 25, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 160	$ 99		$ 160
Restructuring and asset impairment charges, net	176	49	$ 111
Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	2	0
2015 actions
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	118	0		118
Restructuring and asset impairment charges, net	178	0	0
Restructuring charges	188
Restructuring Reserve, Accrual Adjustment	(11)
Restructuring Reserve Utilization	(57)
Restructuring Reserve, Translation Adjustment	(2)
2015 actions | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	163
2015 actions | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	14
2015 actions | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2015 actions | NA Integrated Solutions & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	45
2015 actions | NA Integrated Solutions & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	41
2015 actions | NA Integrated Solutions & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	3
2015 actions | NA Integrated Solutions & Services | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2015 actions | ROW Integrated Solutions & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	91
2015 actions | ROW Integrated Solutions & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	81
2015 actions | ROW Integrated Solutions & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	9
2015 actions | ROW Integrated Solutions & Services | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2015 actions | Global Products
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	21
2015 actions | Global Products | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	21
2015 actions | Global Products | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2015 actions | Global Products | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)
2015 actions | Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	21
2015 actions | Corporate and Other | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	20
2015 actions | Corporate and Other | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2015 actions | Corporate and Other | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0
2014 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	8	29		8
Restructuring and asset impairment charges, net	(1)	44	0	43
Restructuring charges	7
Restructuring Reserve, Accrual Adjustment	(8)
Restructuring Reserve Utilization	(17)
Restructuring Reserve, Translation Adjustment	(3)
2014 Actions | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	37		37
2014 Actions | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	5		4
2014 Actions | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		2		2
2014 Actions | NA Integrated Solutions & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(5)	16		11
2014 Actions | NA Integrated Solutions & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(5)	16		11
2014 Actions | NA Integrated Solutions & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	0		0
2014 Actions | NA Integrated Solutions & Services | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net				0
2014 Actions | ROW Integrated Solutions & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(2)	23		21
2014 Actions | ROW Integrated Solutions & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	18		17
2014 Actions | ROW Integrated Solutions & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	5		4
2014 Actions | ROW Integrated Solutions & Services | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		0		0
2014 Actions | Global Products
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	6	5		11
2014 Actions | Global Products | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	6	3		9
2014 Actions | Global Products | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	0		0
2014 Actions | Global Products | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		2		2
Repositioning actions | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Repositioning Charges Related to Professional Fees	113	$ 44	$ 20
Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	50			50
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 75			$ 75